Trade and Other Receivables and Prepayments	12 Months Ended
Feb. 28, 2026
Trade and Other Receivables and Prepayments [Abstract]
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS

11. TRADE AND OTHER RECEIVABLES AND PREPAYMENTS

	As of February 28
Figures in Rand thousands	2026	2025

Trade amounts due from related parties	17	369
Trade receivables	735,130	672,370
Expected credit loss provision	(275,651)	(210,906)
	459,496	461,833
Other receivables
Non-trade amounts due from related parties	290	173
Deposits	25,081	24,631
Sundry debtors	26,744	38,661
Finance lease receivables	-	12,888
	511,611	538,186

Prepayments	69,513	63,726
Other taxes	5,929	7,178
Total trade and other receivables and prepayments	587,053	609,090

Non-current	679	11,629
Current	586,374	597,461
	587,053	609,090

During the year ended February 28, 2023, the Group entered into a finance leasing arrangement as a lessor for a machinery to a third party. The average term of finance leases entered into is five years. The leasing arrangement was settled during the year ended February 28, 2026. The following table shows the maturity analysis of the undiscounted lease payments to be received:

	As of February 28
Figures in Rand thousands	2026	2025
Maturities analysis
– within one year	-	4,830
– within two to four years	-	8,058
Present value of lease payments	-	12,888

Non-current asset	-	8,058
Current asset	-	4,830
	-	12,888

The Group recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. The determination of the expected credit loss provision is calculated on a basis specific to each customer grouping and jurisdiction in which the Group operates and requires the use of estimates. Additional information regarding credit risk applicable to trade receivables is disclosed in Note 29.2 (a).

The Group has recognized a loss allowance of 100% (2025: 100%) against aged receivables, and debts are considered aged and not recoverable when they typically reach 360 or 450 days, depending on respective entities’ historical experiences. The method in providing for expected credit losses is consistent with prior years.

The average credit period extended to customers is 30 days (2025: 30 days). No interest is charged on outstanding trade receivables.

Credit quality of trade and other receivables

Information on credit quality of trade and other receivables is on Note 29.2 (a).

Reconciliation of the expected credit loss provision recognized with regard to trade and other receivables

	As of February 28
Figures in Rand thousands	2026	2025

Beginning balance	(210,906)	(165,240)
Allowance for expected credit losses, net	(124,532)	(114,555)
Amounts utilized	51,105	67,292
Translation adjustments	8,682	1,597
Ending balance	(275,651)	(210,906)